Commitments (Details) (CAD) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Operating Leases, Future Minimum Payments Due, Fiscal Year Maturity [Abstract]
2014	25,729
2015	16,928
2016	4,720
2017	2,601
2018 and thereafter	12,081
Total future minimum lease payments for operating leases	62,059
Contingent rentals on operating leases	(800)	(8,449)	1,881